PIMCO Preferred and Capital Securities Active Exchange-Traded Fund Investment Strategy - PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of preferred securities and “Capital Securities.” “Capital Securities” include (1) securities issued by U.S. and non-U.S. financial institutions (including, but not limited to, banks and insurance companies) that can be used to satisfy their regulatory capital requirements and (2) securities, which may include instruments referred to as hybrid securities, that would be subordinated (i.e., fall lower in the capital structure) to at least one type of debt. Hybrid securities may be issued to fulfill ratings criteria for debt securities of an issuer and may, for example, be convertible into preferred shares. Preferred securities and “Capital Securities” may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Preferred securities represent an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other securities such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation or improving credit fundamentals for a particular market sector or security. Assets not invested in preferred securities or Capital Securities may be invested in other types of Fixed Income Instruments, including derivative Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. In addition, the Fund will concentrate its investments in a group of industries related to banks. With respect to investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Fund may invest. The Fund may invest up to 50% of its total assets in high yield securities (“junk bonds”) rated below Baa by Moody’s Ratings (“Moody’s”), or equivalently rated by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or if, unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may also invest without limit in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund may invest without limit in securities and instruments that are economically tied to emerging market countries. The Fund may also invest in contingent convertible securities. The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, including currency forwards, and may engage in short sales. The average portfolio duration of the Fund will normally vary within one year (plus or minus) of the portfolio duration of the securities comprising the ICE BofA US All Capital Securities Index, which as of September 30, 2026 was 5.46 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. In pursuing the Fund’s investment objective, PIMCO may emphasize investment strategies that are more strategic, or long-term in nature, with less emphasis on short-term, tactical trading strategies. In addition, PIMCO will utilize a bottom up approach to seek to identify sectors and securities that are undervalued, and the Fund’s investment program may involve a longer investment horizon designed to minimize trading volume and distinct investment strategies as compared with other PIMCO-advised funds with names, investment objectives and policies similar to the Fund. As a result, investments made by the Fund and the results achieved by the Fund at any given time are not expected to be the same as or similar to those made by such other PIMCO-advised funds. The Fund generally intends to consider the federal income tax impact of the manner in which it seeks to obtain and dispose of investment exposures.